SHARE BASED AND OTHER COMPENSATION (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Restricted Stock [Member]
Number of Shares, Outstanding at January 1, 2016	0
Number of Shares, Granted	1,780,052
Number of Shares, Vested and issued	(711,747)
Number of Shares, Forfeited	0
Number of Shares, Outstanding at December 31, 2016	1,068,305	0
Weighted Average Grant Date Price, Outstanding at January 1, 2016	$ 0
Weighted Average Grant Date Price, Granted	1.54
Weighted Average Grant Date Price, Vested and issued	(1.75)
Weighted Average Grant Date Price, Forfeited	0
Weighted Average Grant Date Price, Outstanding at December 31, 2016	$ 1.55	$ 0
Restricted Stock Units (RSUs) [Member]
Number of Shares, Outstanding at January 1, 2016	186,900	163,067
Number of Shares, Granted	0	114,501
Number of Shares, Vested and issued	(10,834)	(77,835)
Number of Shares, Forfeited	(26,482)	(12,833)
Number of Shares, Outstanding at December 31, 2016	149,584	186,900
Weighted Average Grant Date Price, Outstanding at January 1, 2016	$ 12.29	$ 24.40
Weighted Average Grant Date Price, Granted	0	9.00
Weighted Average Grant Date Price, Vested and issued	(18.75)	6.60
Weighted Average Grant Date Price, Forfeited	(16.15)	22.70
Weighted Average Grant Date Price, Outstanding at December 31, 2016	$ 10.56	$ 12.29